Income Tax Expenses - Current and Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 44,813		¥ 52,232	¥ 26,247
Deferred tax benefit	(1,492)	$ (230)	(7,042)	(2,186)
Income tax expenses	¥ 43,321	$ 6,639	¥ 45,190	¥ 24,061